Average Annual Total Returns - Delaware Tax-Free Minnesota Fund	Bloomberg Barclays Municipal Bond Index 1 year	Bloomberg Barclays Municipal Bond Index 5 years	Bloomberg Barclays Municipal Bond Index 10 years or lifetime	Class A 1 year	Class A 5 years	Class A 10 years or lifetime	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years or lifetime	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years or lifetime	Class C 1 year	Class C 5 years	Class C 10 years or lifetime	Institutional Class 1 year	Institutional Class 5 years	Institutional Class Lifetime	Institutional Class Inception Date
Total	7.54%	3.53%	4.34%	1.86%	2.01%	3.44%	1.77%	1.97%	3.37%	2.24%	2.23%	3.43%	4.86%	2.19%	3.14%	6.93%	3.22%	4.24%	Dec. 31, 2013